SHAREHOLDERS' EQUITY - Narrative (Details) $ / shares in Units, $ in Thousands						1 Months Ended	6 Months Ended
	Mar. 06, 2025 shares	Mar. 05, 2024 USD ($) shares	Mar. 04, 2024 shares	Mar. 01, 2024 USD ($) $ / shares shares	Jul. 14, 2023 USD ($)	Mar. 31, 2025 USD ($) offering $ / shares shares	Jun. 30, 2025 USD ($) vote $ / shares shares	Jun. 30, 2024 USD ($) shares	Mar. 05, 2025 shares	Dec. 31, 2024 shares	Jul. 23, 2021 vote
Class of Stock [Line Items]
Gross proceeds from shares sold | $							$ 34,361	$ 14,463
Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Number of awards granted (in shares)							129,186
Weighted average grant date fair value of units granted (in USD per share) | $ / shares							$ 6.16
Class A Ordinary Shares
Class of Stock [Line Items]
Number of votes | vote							1
Increase in stock authorized (in shares)	22,000,000
Common stock authorized (in shares)	55,333,333						55,333,333		33,333,333	33,333,333
Class A Ordinary Shares | ATM Sales Agreement
Class of Stock [Line Items]
Value of shares available for issuance | $					$ 35,000
Number of shares sold (in shares)							0	54,937
Net proceeds from shares sold | $							$ 0	$ 235
Class A Ordinary Shares | Underwritten Public Offering and Over-Allotment Option
Class of Stock [Line Items]
Number of shares sold (in shares)		2,300,000
Net proceeds from shares sold | $		$ 14,135
Class A Ordinary Shares | Public Offering
Class of Stock [Line Items]
Number of shares sold (in shares)				2,000,000
Price per share of shares sold (in USD per share) | $ / shares				$ 6.50
Gross proceeds from shares sold | $				$ 13,000
Class A Ordinary Shares | Over-Allotment
Class of Stock [Line Items]
Number of shares sold (in shares)			300,000
Period for option to purchase ordinary shares				20 days
Percentage of the number of ordinary shares sold				15.00%
Class A Ordinary Shares | Securities Purchase Agreements
Class of Stock [Line Items]
Number of shares sold (in shares)						8,595,807
Net proceeds from shares sold | $						$ 34,361
Price per share of shares sold (in USD per share) | $ / shares						$ 4.25
Gross proceeds from shares sold | $						$ 36,532
Number of registered direct offerings | offering						2
Class B Ordinary Shares
Class of Stock [Line Items]
Number of votes | vote							10				10
Percentage of outstanding shares representing an affirmative vote							1
Common stock authorized (in shares)	2,780,570						2,780,570			2,780,570